Summary Of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)
Millburn Multi-Markets Fund L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Management fee, per month	0.167%
Management fee, per annum	2.00%
Selling commissions	2.00%
Platform fee	0.25%
Selling commissions and platform fees	$ 2,196,227	$ 2,124,522
Operating expense fee, percentage per annum, of the average Partners' Capital	0.50%
General and Administrative Expense	$ 706,957	657,424
Number of installments, monthly | item	60
Reimbursement installment payment, monthly	$ 3,199
Percentage of month end net asset value, monthly rate	0.00417%
Percentage of month end net asset value, annual rate	0.05%
Non-reimbursable, paid expense		30,987
Costs incurred, included in "Administrative and operating expenses" in the Partnership's Statements of Operations		22,396
Reimbursement payable		0
Millburn Multi-Markets Fund L.P. [Member] | General Partner [Member]
Summary Of Significant Accounting Policies [Line Items]
General and Administrative Expense	$ 191,967
Millburn Multi-Markets Trading L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Management fee, per month	0.167%
Management fee, per annum	2.00%
Selling commissions and platform fees	$ 2,210,705	2,140,468
Administration fee, per month	0.05%
Operating expense fee, percentage per annum, of the average Partners' Capital	0.25%
General and Administrative Expense	$ 874,155	962,330
Percentage of month end net asset value, monthly rate	0.00417%
Millburn Multi-Markets Trading L.P. [Member] | U.S. Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Selling commissions	2.00%
Platform fee	0.25%
Selling commissions and platform fees	$ 2,196,227	2,124,522
Operating expense fee, percentage per annum, of the average Partners' Capital	0.50%
General and Administrative Expense	$ 405,142	388,707
Number of installments, monthly | item	60
Reimbursement installment payment, monthly	$ 3,199
Percentage of month end net asset value, annual rate	0.05%
Non-reimbursable, paid expense	$ 30,987
Costs incurred, included in "Administrative and operating expenses" in the Partnership's Statements of Operations	22,396
Millburn Multi-Markets Trading L.P. [Member] | U.S. Feeder [Member] | General Partner [Member]
Summary Of Significant Accounting Policies [Line Items]
General and Administrative Expense	$ 191,967
Millburn Multi-Markets Trading L.P. [Member] | Cayman Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Selling commissions	2.00%
Selling commissions and platform fees	$ 14,478	15,946
General and Administrative Expense	57,759	58,314
Millburn Multi-Markets Trading L.P. [Member] | Cayman SPC Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Selling commissions and platform fees	$ 0
General and Administrative Expense		$ 90,856
Tax Year 2012 [Member] | Millburn Multi-Markets Fund L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2012
Tax Year 2012 [Member] | Millburn Multi-Markets Trading L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2012
Tax Year 2013 [Member] | Millburn Multi-Markets Fund L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2013
Tax Year 2013 [Member] | Millburn Multi-Markets Trading L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2013
Tax Year 2014 [Member] | Millburn Multi-Markets Fund L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2014
Tax Year 2014 [Member] | Millburn Multi-Markets Trading L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2014
Tax Year 2015 [Member] | Millburn Multi-Markets Fund L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2015
Tax Year 2015 [Member] | Millburn Multi-Markets Trading L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2015